Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions Contingent Liabilities And Contingent Assets Text Block Abstract
Inventory work in progress	$ 0.2	$ 15.4
Other inventory	$ 1.8	$ 1.6